Basis of Presentation - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Asset impairment charges	$ 0	$ 0
Goodwill, Impairment Loss	0	0
Research and development expense	$ 6,300	4,200
Building | Minimum
Estimated useful lives of the related asset	25 years
Building | Maximum
Estimated useful lives of the related asset	40 years
Leaseholds and Leasehold Improvements | Minimum
Estimated useful lives of the related asset	1 year
Leaseholds and Leasehold Improvements | Maximum
Estimated useful lives of the related asset	20 years
Machinery and Equipment | Minimum
Estimated useful lives of the related asset	3 years
Machinery and Equipment | Maximum
Estimated useful lives of the related asset	12 years
Furniture and Fixtures | Minimum
Estimated useful lives of the related asset	2 years
Furniture and Fixtures | Maximum
Estimated useful lives of the related asset	10 years
Aviation Manufacturing Jobs Protection Program
Government assistance, award amount	$ 500	900
Refundable Employee Retention Tax Credits
Government assistance, award amount	$ 200	$ 1,800